Equity - Capital Reserve - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 10, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Amount in excess of par value of the shares issued	R$ 646,479		R$ 10,186
Foreign exchange loss	R$ 15,021	R$ 194,706	(57,871)	R$ (179,668)
Realization of capital reserve		R$ 3,967
Number of shares issued but not fully paid		537,806
Capital reserve
Disclosure of classes of share capital [line items]
Recognized compensation expense		R$ 22,930	R$ 29,889